    As filed with the Securities and Exchange Commission on February 19, 2003


                                                       Registration No 333-33504

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-6



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                       Post-Effective Amendment No. 2



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                                 Amendment No. 1



          THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE
                                   ACCOUNT B
                           (Exact name of Registrant)



              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)



                               100 Summit Drive
                           Valhalla, New York 10595
             (Address of Depositor's Principal Executive Offices)



                  Depositor's Telephone Number: (914) 773-0708



                         James D. Gallagher, President
              The Manufacturers Life Insurance Company of New York
                                100 Summit Drive
                              Valhalla, NY 10595
                     (Name and Address of Agent for Service)



                                    Copy to:
                              J. Sumner Jones, Esq.
                              Jones & Blouch L.L.P.
                        1025 Thomas Jefferson Street, NW
                             Washington, DC 20007



It is proposed that this filing will become effective (check the appropriate box):



[ ]   immediately upon filing pursuant to paragraph (b)



[ ]   on (date) pursuant to paragraph (b)



[ ]   60 days after filing pursuant to paragraph (a)(1)



[X]   on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:


    [ ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                    PART A


                       INFORMATION REQUIRED IN PROSPECTUS

PROSPECTUS

     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B

                                  VENTURE SPVL

            A MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes Venture SPVL, a modified single premium variable life insurance policy (the "Policy"). The Manufacturers Life Insurance Company of New York (the "Company," "Manulife New York," "we" or "us") offers the Policy on both a single life and a survivorship basis.

Policy Value may accumulate on a fixed basis or vary with the investment performance of the sub-accounts of Manulife New York's Separate Account B (the "Separate Account"). The assets of each sub-account will be used to purchase Series I shares (formerly referred to as "Class A shares") of a particular investment portfolio (a "Portfolio") of Manufacturers Investment Trust (the "Trust"). The accompanying prospectus for the Trust and the corresponding statement of additional information, describe the investment objectives of the Portfolios in which you may invest net premiums. Other sub-accounts and Portfolios may be added in the future.

EXCEPT FOR CERTAIN POLICIES ISSUED IN EXCHANGE FOR A POLICY WHICH IS NOT A MODIFIED ENDOWMENT CONTRACT (A "MEC"), THE POLICY WILL BE TREATED AS A MEC FOR FEDERAL INCOME TAX PURPOSES. AS A RESULT, ANY LOAN, PARTIAL WITHDRAWAL, ASSIGNMENT, PLEDGE, LAPSE OR SURRENDER OF THE POLICY (OR ANY LOAN, PARTIAL WITHDRAWAL, ASSIGNMENT OR PLEDGE OF THE POLICY WITHIN TWO YEARS BEFORE THE POLICY BECOMES A MEC) MAY BE SUBJECT TO INCOME TAX AND A 10% PENALTY TAX.

BECAUSE OF THE SUBSTANTIAL NATURE OF THE SURRENDER CHARGES, THE POLICY IS NOT SUITABLE FOR SHORT-TERM INVESTMENT PURPOSES. PROSPECTIVE PURCHASERS SHOULD NOTE THAT IT MAY NOT BE ADVISABLE TO PURCHASE A POLICY AS A REPLACEMENT FOR EXISTING INSURANCE.

The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE TRUST.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        HOME OFFICE:                           SERVICE OFFICE MAILING ADDRESS:
The Manufacturers Life Insurance              The Manufacturers Life Insurance
     Company of New York                             Company of New York
    100 Summit Lake Drive                   P.O. Box 633, Niagara Square Station
       Second Floor                             Buffalo, New York 14201-0633
   Valhalla, New York 10595                     TELEPHONE: 1-888-267-7784


                THE DATE OF THIS PROSPECTUS IS MAY 1, 2003

TABLE OF CONTENTS


RISKS/BENEFITS SUMMARY........................................................................................
FEE TABLE.....................................................................................................
POLICY SUMMARY................................................................................................    1
  General.....................................................................................................    4
  Death Benefits..............................................................................................    4
  Premiums....................................................................................................    4
  Policy Value................................................................................................    4
  Policy Loans................................................................................................    4
  Surrender and Partial Withdrawals...........................................................................    5
  Lapse and Reinstatement.....................................................................................   56
  Investment Options and Investment Advisers..................................................................    6
  Investment Management Fees and Expenses.....................................................................    6
  Table of Charges and Deductions.............................................................................
  Table of Investment Management Fees and Expenses............................................................
  Table of Investment Options and Investment Subadvisers......................................................    7
GENERAL INFORMATION ABOUT MANULIFE NEW YORK, THE SEPARATE ACCOUNT AND THE TRUST...............................    9
  Manulife New York...........................................................................................    9
  The Separate Account........................................................................................    9
  The Trust...................................................................................................    9
  Investment Objectives of the Portfolios.....................................................................   10
ISSUING A POLICY..............................................................................................   14
  Requirements................................................................................................   14
  Temporary Insurance Agreement...............................................................................   15
  Right to Examine the Policy.................................................................................   15
  Life Insurance Qualification................................................................................   16
DEATH BENEFITS................................................................................................   16
  Death Benefit...............................................................................................   16
  Maturity Date...............................................................................................   17
PREMIUM PAYMENTS..............................................................................................   17
  Initial Premiums............................................................................................   17
  Premium Allocation..........................................................................................   17
  Maximum Premium Limitation..................................................................................   18
CHARGES AND DEDUCTIONS........................................................................................   18
  Tax load....................................................................................................   18
  Surrender Charges...........................................................................................   18
  Monthly Charges.............................................................................................   19
  Administration Charge.......................................................................................   19
  Cost of Insurance Charge....................................................................................   20
  Mortality and Expense Risks Charge..........................................................................   20
  Charges for Supplementary Benefits..........................................................................   20
  Charges for Transfers.......................................................................................   20
  Reduction in Charges........................................................................................   21
SPECIAL PROVISIONS FOR EXCHANGES..............................................................................   21
COMPANY TAX CONSIDERATIONS....................................................................................   21
POLICY VALUE..................................................................................................   21
  Determination of the Policy Value...........................................................................   21
  Units and Unit Values.......................................................................................   21
  Transfers of Policy Value...................................................................................   23
  Telephone Transfers.........................................................................................   24
  Dollar Cost Averaging.......................................................................................   24
  Asset Allocation Balancer Transfers.........................................................................   24
POLICY LOANS..................................................................................................   24
  Maximum Loanable Amount.....................................................................................   24
  Effect of Policy Loan.......................................................................................   24
  Interest Charged on Policy Loans............................................................................   24
  Loan Account................................................................................................   25

POLICY SURRENDER AND PARTIAL WITHDRAWALS......................................................................   26
  Policy Surrender............................................................................................   26
  Partial Withdrawals.........................................................................................   26
LAPSE AND REINSTATEMENT.......................................................................................   26
  Lapse.......................................................................................................   26
  Reinstatement...............................................................................................   27
  Termination.................................................................................................   27
THE GENERAL ACCOUNT...........................................................................................   27
  Fixed Account...............................................................................................   27
OTHER PROVISIONS OF THE POLICY................................................................................   28
  Assignment of Rights........................................................................................   28
  Beneficiary.................................................................................................   28
  Incontestability............................................................................................   28
  Misstatement of Age or Sex..................................................................................   28
  Suicide Exclusion...........................................................................................   28
  Supplementary Benefits......................................................................................   28
TAX TREATMENT OF THE POLICY...................................................................................   29
OTHER INFORMATION.............................................................................................   33
  Payment of Proceeds.........................................................................................   33
  Reports to Policyowners.....................................................................................   33
  Distribution of the Policies................................................................................   34
  Responsibilities Assumed By Manulife New York, Manulife USA and Manulife Financial Securities...............   34
  Voting Rights...............................................................................................   34
  Substitution of Portfolio Shares............................................................................   34
  Records and Accounts........................................................................................   35
  State Regulations...........................................................................................   35
  Litigation..................................................................................................   35
  Further Information.........................................................................................   35
  Officers and Directors......................................................................................
  APPENDIX A - DEFINITIONS....................................................................................  A-1
  APPENDIX B - SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS................  B-1
  APPENDIX C- AUDITED FINANCIAL STATEMENTS....................................................................  C-


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE IT WOULD NOT BE LAWFUL. YOU SHOULD RELY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF MANUFACTURERS INVESTMENT TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF MANUFACTURERS INVESTMENT TRUST. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.

RISKS/BENEFITS SUMMARY



         Benefit



         Some of the benefits of purchasing the Policy are described below.



Death Benefit Protection. This prospectus describes variable life insurance policy, which provides for a death benefit payable to the beneficiary of the Policy upon the death of the insured. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.



Tax Deferred Accumulation. Variable life insurance has several tax advantages under current tax laws. For example, Policy Value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the Policy generates no taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.



Investment Options. In addition to the Fixed Account, the Policy provides for access to a number of variable investment options, which permit you to reallocate your Policy Value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the Manufacturers Investment Trust prospectus that accompanies this prospectus.



Flexibility. You are able to select, monitor, and change investment choices within your policy.

         Risks



         Some of the risks of purchasing the Policy are described below.



Fluctuating Investment Performance. Policy Value invested in a sub-account are not guaranteed and will increase and decrease according to investment performance. You assume the investment risk of Policy Value allocated to the sub-accounts. A comprehensive discussion of each sub-account's objective and risk is found in the Manufacturers Investment Trust prospectus which is accompanies this prospectus. You should review this prospectus carefully before allocating Policy Value to any sub-accounts.



Unsuitable for Short-Term Investment. The Policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.



Policy Lapse. There is a risk of lapse if the Policy Value is too low in relation to the insurance amount and if investment results are less favorable than anticipated, unless the Policy is covered by the Lapse Protection Benefit.



Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.



Adverse Consequences of Early Surrender. There are surrender charges assessed if you surrender your Policy in the first 10 years from the purchase of the Policy. Depending on the amount of premium paid and the Policy Value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the Policy is surrendered.



Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.



Except for certain Policies issued in exchange for a policy which is not a modified endowment contract (a "MEC"), the Policy will be treated as a MEC for Federal income tax purposes. As a result, any loan, partial withdrawal, assignment, pledge, lapse or surrender of the Policy (or any loan, partial withdrawal, assignment or pledge of the Policy within two years before the Policy becomes a MEC) may be subject to income tax and a 10% penalty tax.

FEE TABLE



The following tables describe the fees and expenses (on a guaranteed basis) that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between investment options.



                                Transaction Fees



--------------------------------------------------------------------------------------------------------
                   When Charge
  Charge           is Deducted                              Amount Deducted
--------------------------------------------------------------------------------------------------------
Transfer        Upon transfer      $25 (only applies to transfers in excess of 12 in a Policy Year)
Fees
--------------------------------------------------------------------------------------------------------
Maximum         Upon withdrawal,   The Total amount of the surrender charge is determined by
Surrender       surrender or       multiplying the amount withdrawn or surrendered in excess of the
Charge          Policy lapse       free withdrawal amount by the applicable surrender charge
(Load)                             percentage. The maximum urrender Charge is 10% in Policy Year
                                   1. The Surrender Charge for Policy Years 2 and greater are set forth in the footnote below.

                                   If neccessary, the Company will reduce the surrender charge deducted upon a partial withwithdrawal or a surrender of the
                                   Policy so that the sum of all premium loads, the administration chargfees and surrender charge deducted (including the surrender charge to be deducted upon such parti partial withdrawal or surrender) does not exceed 10% of aggregate payments made
                                   during during the first Policy Year.
--------------------------------------------------------------------------------------------------------



*



--------------------------
Policy        Surrender
 Year           Charge
--------------------------
  1           10.00%
--------------------------
  2            9.00%
--------------------------
  3            8.00%
--------------------------
  4            7.00%
--------------------------
  5            6.00%
--------------------------
  6            5.00%
--------------------------
  7            4.00%
--------------------------
  8            3.00%
--------------------------
  9            1.50%
--------------------------
 10+           0.00%
--------------------------



The next table described the fees and expenses (on a guaranteed basis) that you will pay periodically during the time that you own the Policy, not including fees and expenses of the portfolios of Manufacturers Investment Trust, the underlying variable investment options for your Policy.



             Annual Charges Other Than Those of the Trust Portfolios



--------------------------------------------------------------------------------------------------
Charge                           When Charge is Deducted          Amount Deducted
--------------------------------------------------------------------------------------------------
Cost of Insurance*                     Monthly
--------------------------------------------------------------------------------------------------
   Minimum and Maximum                                    The possible range of the cost of
   Charge                                                 insurance is from $0 to $83.33
                                                          per $1,000 ofthe net amount at
                                                          risk.
--------------------------------------------------------------------------------------------------
   Charge for a Representative                            $0.182 per $1,000 of the net amount
   Policyowner(a 55 year old                              at risk
   preferred non-smoking male)
--------------------------------------------------------------------------------------------------
Premium Load                           Monthly            0.030% of Policy Value
                                                          (equivalent to 0.360% annually)
                                                          during the first 10 Policy Years**
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
Mortality and Expense Risk Fees        Monthly            In Policy Years 1-10 the charge is
                                                          0.075% monthly (0.900%
                                                          annually)***
--------------------------------------------------------------------------------------------------
Administrative Fees                    Monthly            $7.50 plus 0.10% monthly
                                                          (equivalent to 0.12% annually)
--------------------------------------------------------------------------------------------------



*The cost of insurance varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular Policyowner will pay. Information regarding your individual cost of insurance charges may be found in your Policy.



**If additional premium payments are made, the 0.030% premium load for a particular payment is deducted from the Policy Value corresponding to the premium payment for 10 Policy Years following the premium payment.



***Thereafter the charge is 0.025% monthly (0.300% annually).



The next table described the fees and expenses of the portfolios of Manufacturers Investment Trusts that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the portfolios. More detail concerning each portfolio's fees and expenses is contained in the prospectus for Manufacturers Investment Trust.



  Annual Operating Expenses of the Portfolios of Manufacturers Investment Trust
               (Expenses that are Deducted from Portfolio Assets)



------------------------------------------------------------------------------------
Charge                                                            Minimum   Maximum
------------------------------------------------------------------------------------
Expenses that are deducted from portfolio assets, including       _____%    ______%
advisory fees, Rule 12b-1 fees and Other Expenses
------------------------------------------------------------------------------------


POLICY SUMMARY

GENERAL

This Policy may be issued either as a modified single premium variable life insurance policy or as a modified single premium survivorship variable life insurance policy. We have prepared the following summary as a general description of the most important features of the Policy. It is not comprehensive and you should refer to the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the minimum death benefit percentage.

DEATH BENEFITS


The Policy provides a death benefit. The death benefit is the FACE AMOUNT OF THE POLICY at the date of death (less any Policy Debt and outstanding Monthly Deductions due) or, if greater, the Minimum Death Benefit (less any Policy Debt and outstanding Monthly Deductions due).


PREMIUMS

The Policy permits the payment of a large initial premium. The initial premium must be 100% of the Guideline Single Premium (based on Face Amount). The minimum single premium is $25,000. Additional premiums will be accepted only under certain conditions as stated under "Premium Payments - Subsequent Premiums." Premiums will be allocated, according to your instructions and at the Company's discretion, to one or more of our general account (the "Fixed Account") and the sub-accounts of the Separate Account of the Company. You (the policyowner) may change your allocation instructions at any time. You may also transfer amounts among the accounts.

POLICY VALUE

The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which you have allocated premiums.

POLICY LOANS

You may borrow an amount not to exceed 90% of your Policy's Net Cash Surrender Value. Loan interest at a rate of 6.00% is due on each Policy Anniversary. Preferred interest rates are also available in the case of loans on amounts that represent Earnings on the Policy. We will deduct all outstanding Policy Debt from proceeds payable at the insured's death, or upon surrender. Policy loans may have tax consequences. See section entitled "Tax Treatment of the Policy" for a discussion of the potential Federal income tax implications of a loan from the Policy.

SURRENDER AND PARTIAL WITHDRAWALS

You may make a partial withdrawal of your Policy Value. A partial withdrawal will result in a reduction in the Face Amount of the Policy. A partial withdrawal may result in a surrender charge if made during the Surrender Charge Period.

You may surrender your Policy for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less the sum of (a) Surrender Charges, (b) outstanding Monthly Deductions due, and (c) Policy Debt.

See section entitled "Tax Treatment of the Policy" for a discussion of the potential Federal income tax implications of a surrender of, or partial withdrawal from, the Policy.

LAPSE AND REINSTATEMENT

Unless the Lapse Protection Benefit is in effect, a Policy will lapse (and terminate without value) when its Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without your having made an adequate payment. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A Policy could also lapse if the Policy Debt is greater than the Cash Surrender Value since the Lapse Protection Benefit terminates on any date that the Policy Debt exceeds the Cash Surrender Value.

A policyowner may reinstate a lapsed Policy at any time within the five year period following lapse provided the Policy was not surrendered for its Net Cash Surrender Value. However, in the case of a Survivorship Policy, the Policy may not be reinstated if any of the Life Insureds have died since the Policy lapsed. We will require evidence of insurability along with a certain amount of premium as described under "Reinstatement."

See section entitled "Tax Treatment of the Policy" for a discussion of the potential Federal income tax implications of a lapse and reinstatement of the Policy.

TAXATION OF POLICY BENEFITS

         Characterization of a Policy as a MEC.

Section 7702A of the Internal Revenue Code of 1986 (the "Code") establishes a class of life insurance contracts designated as Modified Endowment Contracts ("MECs"), which applies to Policies entered into or materially changed after June 20, 1988. In general, a Policy will be a MEC if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay test"). A Policy that is not already a MEC may become one if there is a "material change" in its benefits or other provisions. A material change starts a new seven-year testing period. The determination of whether a Policy will be a MEC after a material change generally depends upon the relationship of the death benefit and the Policy Value at the time of such change and the additional premiums paid in the seven years following the material change. In general, this Policy will constitute a MEC unless:

(1) it was received in exchange for another life insurance policy which was not a MEC,

(2) no premium payments (other than the exchanged policy) are paid into the Policy during the first seven Policy years, and

(3) the death benefit on the new Policy is not less than the death benefit on the exchanged policy.

If the death benefit on the new policy is less than the death benefit on the exchanged policy, the new policy may become a MEC if (1) the exchanged policy was, at the time of the exchange, subject to the MEC rules, (2) premium payments had been made to the old policy after it had become subject to the MEC rules, and (3) the exchanged policy was in a seven-pay test period at the time of exchange or, in the case of a Survivorship Policy, the Policy was issued (or deemed issued) after September 13, 1989.

In addition, even if the Policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the Policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven Policy years.

         Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If the Policy is a MEC, withdrawals from the Policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the Policy value exceeds the investment in the Policy. The amount of any loan (including unpaid interest thereon) under the Policy will be treated as a withdrawal from the Policy for tax purposes. In addition, if you assign or pledge any portion of the value of a Policy (or agree to assign or pledge any portion), such portion will be treated as a withdrawal from the Policy for tax purposes. Your investment in the Policy is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a Policy which is a MEC, you should consult a qualified tax adviser.

         MEC Penalty Tax. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to 10% of the portion of the withdrawal that is includible in income, unless the withdrawals are made
(1) after you attain age 59 1/2, (2) because you have become disabled (as defined in the tax law), or (3) as substantially equal periodic payments over your life (or the joint lives or life expectancies of you and your beneficiary, as defined in the tax law).

         For further information regarding the tax treatment of Policies that are MECs, see "Tax Treatment of the Policy - Tax Treatment of Policy Benefits."

CHARGES AND DEDUCTIONS

We assess certain charges and deductions in connection with the Policy. These include:

         - charges assessed monthly for mortality and expense risks, cost of insurance, administration expenses and tax loads,

         -       charges deducted from premiums paid, and

         - charges assessed on surrender, lapse or withdrawal of Net Cash Surrender Value.

These charges are summarized in the Table of Charges and Deductions. Unless you otherwise specify and we allow, the monthly deduction will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each bears to the Net Policy Value immediately prior to the deduction. However, the mortality and expense risks charge will only be allocated among the Investment Accounts.

In addition, there are charges deducted from each Portfolio of the Trust. These charges are summarized in the Table of Investment Management Fees and Expenses.

INVESTMENT OPTIONS AND INVESTMENT ADVISERS

You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of our Separate Account B. Each of the sub-accounts invests in the shares of one of the Portfolios of the Trust.

The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"). MSS is a registered investment adviser under the Investment Advisers Act of 1940.

The Trust also employs subadvisers. The Table of Investment Options and Investment Advisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.

Allocating net premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including Internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial consultant.

INVESTMENT MANAGEMENT FEES AND EXPENSES


The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses of the Portfolios. These fees and expenses are described in detail in the accompanying Trust prospectus to which reference should be made.



TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS



The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this contract, one of which is [MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"). Both MSS and MFC Global (U.S.A.)] are affiliates of ours.

SUBADVISER                                            PORTFOLIO
A I M Capital Management, Inc.                        All Cap Growth Trust
                                                      Aggressive Growth Trust

Capital Guardian Trust Company                        Small Company Blend Trust
                                                      U.S. Large Cap Value Trust
                                                      Income & Value Trust
                                                      Diversified Bond Trust

Deutsche Asset Management, Inc.                       Real Estate Securities Trust
                                                      Dynamic Growth Trust
                                                      All Cap Core Trust
                                                      Lifestyle Trusts(A)

Deutsche Asset Management                             International Stock Trust
   Investment Services Ltd.

Davis Advisors                                        Financial Services Trust
                                                      Fundamental Value Trust

The Dreyfus Corporation                               All Cap Value Trust

Fidelity Management & Research Company                Strategic Opportunities Trust(A)
                                                      Large Cap Growth Trust
                                                      Overseas Trust

Founders Asset Management LLC                         International Small Cap Trust

Franklin Advisers, Inc.                               Emerging Small Company Trust

INVESCO Funds Group, Inc.                             Telecommunications Trust
                                                      Mid Cap Growth Trust

Jennison Associates LLC                               Capital Appreciation Trust

Lord, Abbett & Co.                                    Mid Cap Value Trust

SUBADVISER                                            PORTFOLIO
MFC Global Investment Management (U.S.A.) Limited     Pacific Rim Emerging Markets Trust
                                                      Quantitative Equity Trust
                                                      Quantitative Mid Cap Trust
                                                      Money Market Trust
                                                      Index Trusts
                                                      Lifestyle Trusts(B)
                                                      Balanced Trust

Massachusetts Financial Services Company              Strategic Growth Trust
                                                      Capital Opportunities Trust
                                                      Utilities Trust

Miller Anderson(C)                                    Value Trust
                                                      High Yield Trust

Munder Capital Management                             Internet Technologies Trust

Pacific Investment Management Company                 Global Bond Trust
                                                      Total Return Trust

Putnam Investment Management, L.L.C.                  Mid Cap Opportunities Trust
                                                      Global Equity Trust

Salomon Brothers Asset Management Inc                 U.S. Government Securities Trust
                                                      Strategic Bond Trust

T. Rowe Price Associates, Inc.                        Science & Technology Trust
                                                      Small Company Value Trust
                                                      Health Sciences Trust
                                                      Blue Chip Growth Trust
                                                      Equity-Income Trust

Templeton Investment Counsel, Inc.                    International Value Trust

UBS Global Asset Management                           Tactical Allocation Trust
(formerly, Brinson Advisors, Inc.)

Wellington Management Company, LLP                    Growth & Income Trust
                                                      Investment Quality Bond Trust
                                                      Mid Cap Stock Trust


-------------------

(A)Formerly, the Mid Cap Blend Trust.



(B)Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.



(C)Morgan Stanley Investment Management Inc. ("MSIM") is the subadviser to the Value Trust and the High Yield Trust. MSIM does business in certain instances (including its role as the subadviser to the Value Trust and the High Yield Trust) using the name "Miller Anderson". Prior to May 1, 2002, Morgan Stanley Investments LP, and affiliate of MSIM, (formerly, Miller Anderson & Sherrerd
LLP) was the subadviser to the Value Trust and High Yield Trust.

GENERAL INFORMATION ABOUT MANULIFE NEW YORK, THE SEPARATE ACCOUNT AND THE TRUST

MANULIFE NEW YORK

         We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

         The Manufacturers Life Insurance Company of New York's financial ratings are as follows:


A++ A.M. Best



Superior companies have a very strong ability to meet their obligations; 1st category of 16



AA+ Fitch



Very strong capacity to meet policyholder and contract obligations; 2nd category of 22



AA+ Standard & Poor's



Very strong financial security characteristics; 2nd category of 21


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to the Company as a measure of Manulife New York's ability to honor the death benefit, fixed account guarantees and no lapse guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE SEPARATE ACCOUNT

The Company established The Manufacturers Life Insurance Company of New York Separate Account B ("Separate Account") on May 6, 1997, subject to approval by the Superintendent of Insurance of New York. The Separate Account holds assets that are segregated from all of Manulife New York's other assets. The Separate Account is currently used only to support variable life insurance policies.

ASSETS OF THE SEPARATE ACCOUNT

The Company is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains, or losses of the Company. The Company will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the variable life insurance policies are general corporate obligations of the Company.

REGISTRATION

The Separate Account is registered with the SEC under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of the Company.

THE TRUST

Each sub-account of the Separate Account will purchase Series I shares (formerly referred to as "Class A shares") only of a particular Portfolio. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of .15% of a portfolio's Series I net assets. The Separate Account will purchase and redeem shares of the Portfolios at net asset value. Shares will be redeemed to the extent necessary for the Company to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the Policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

The Trust shares are issued to fund benefits under both variable annuity policies and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. The Company may also purchase shares through its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Trust prospectus.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met. A full description of the Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Trust prospectus, which should be read together with this prospectus.

ELIGIBLE PORTFOLIOS

The Portfolios of the Trust available under the Policies are as follows:

         The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include
         Intranet-related businesses).

         The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

         The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

         The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

         The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

         The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

         The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

         The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

         The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.


         The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

         The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

         The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.

         The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

         The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

         The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

         The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.


         The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.


         The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

         The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

         The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

         The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

         The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

         The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.


         The ALL CAP CORE TRUST (formerly, Growth Trust) seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index.

         The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

         The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

         The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

         The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

         The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.

         The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.


         The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.


         The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

         The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

         The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

         The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and
         (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

         The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

         The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

         The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

         The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

         The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

         The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

         The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

         The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

         The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

         The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

         The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

         The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

         The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

         The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

         The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

         The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

         The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

         The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

         The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

         The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

         The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

         *"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" and "Russell 2000(R) Growth" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

ISSUING A POLICY

REQUIREMENTS

To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction.

Policies may be issued on a basis which does not take into account the insured's sex, with prior approval from the Company. A Policy will generally be issued only on the lives of insureds from ages 20 through 90.

Under current underwriting rules, which are subject to change, proposed insureds are eligible for simplified underwriting without a medical examination if their application responses and initial payment meet simplified underwriting standards. Customary underwriting standards will apply to all other proposed insureds. The maximum initial premium currently permitted on a simplified underwriting basis varies with the issue age of the insured according to the following table. Simplified Underwriting is not available for additional premium payments.

  AGE*                        SIMPLIFIED UNDERWRITING
                              MAXIMUM INITIAL PAYMENT
------------------------------------------------------
 20-29                               $ 30,000
 30-39                               $ 60,000
 40-49                               $100,000
 50-74                               $150,000
 75-90                               $100,000

(*)In the case of a Survivorship Policy, the youngest of the Life Insured.

Each Policy has a Policy Date, an Effective Date and an Issue Date (See "Definitions" in Appendix A).

The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Effective Date is the date the Company becomes obligated under the Policy and when the first monthly deductions are deducted from the Policy Value. The Issue Date is the date from which Suicide and Incontestability are measured.

If an application accepted by the Company is not accompanied by a check for the initial premium and no request to backdate the Policy has been made:

(i) the Policy Date and the Effective Date will be the date the Company receives the check at its service office, and

(ii)     the Issue Date will be the date the Company issues the Policy.

The initial premium must be received within 60 days after the Issue Date, and the policyowner must be in good health on the date the initial premium is received. If the premium is not paid or if the application is rejected, the Policy will be canceled and any partial premiums paid will be returned to the applicant.

MINIMUM INITIAL FACE AMOUNT

The Company will generally issue a Policy only if it has a Face Amount that corresponds to an initial premium of at least $25,000.

BACKDATING A POLICY

Under limited circumstances, the Company may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a Policy be backdated more than six months before the date of the application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated.

The initial premium paid plus interest credited beginning on the date on which the premium was received, will be allocated among the Investment Accounts and/or Fixed Account in accordance with the policyowner's instructions once the Right to Examine period has expired.

TEMPORARY INSURANCE AGREEMENT

In accordance with the Company's underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the Life Insured meets the Company's usual and customary underwriting standards for the coverage applied for.

The acceptance of an application is subject to the Company's underwriting rules, and the Company reserves the right to request additional information or to reject an application for any reason.

Persons failing to meet standard underwriting classification may be eligible for a Policy with an additional risk rating assigned to it.

RIGHT TO EXAMINE THE POLICY

A Policy may be returned for a refund of the premium within 10 days after the policy is received. The Policy can be mailed or delivered to the Manulife New York agent who sold it or to the Manulife New York Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, Manulife New York will refund any premium paid. Manulife New York reserves the right to delay the refund of any premium paid by check until the check has cleared.

If the Policy is purchased in connection with a replacement of an existing policy (as defined below), the policyowner may also cancel the Policy by returning it to the Service Office or the Manulife New York agent who sold it at any time within 60 days after receipt of the Policy. Within 10 days of receipt of the Policy by the Company, the Company will refund the premium to the policyowner. In the case of a replacement of a policy issued by a New York insurance company, the policyowner may have the right to reinstate the prior policy. The policyowner should consult with his or her attorney or the Manulife New York agent regarding this matter prior to purchasing the new Policy.

Replacement of an existing life insurance policy generally is defined as the purchase of a new life insurance policy in connection with (a) the lapse, surrender or change of, or borrowing from, an existing life insurance policy or
(b) the assignment to a new issuer or an existing life insurance policy. This description, however, does not necessarily cover all situations which could be considered a replacement of existing life insurance policy. Therefore, a policyowner should consult with his or her Manulife New York agent or attorney regarding whether the purchase of a new life insurance policy is a replacement of an existing life insurance policy.

The Company reserves the right to delay the refund of any premium paid by check until the check has cleared.

LIFE INSURANCE QUALIFICATION

A Policy must qualify as a life insurance policy for purposes of Section 7702 of the Code by satisfying the Guideline Premium Test.

GUIDELINE PREMIUM TEST

The Guideline Premium Test restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy's death benefit must also be at least equal to the Minimum Death Benefit (described below).

Changes to the Policy may affect the maximum amount of premiums, such as:

         -       Change in Risk Classification

         -       Partial Withdrawals

         -       Addition or deletion of supplementary benefits

Any of the above changes could cause the total premiums paid to exceed the new maximum limit. In this situation, the Company may refund any excess premiums paid. In addition, these changes could reduce the future premium limitations.

The Guideline Premium Test requires a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit (as described below under "Death Benefit").

DEATH BENEFITS

If the Policy is in force at the time of the death of the Life Insured, the Company will pay an insurance benefit on receiving due proof of death. For a Survivorship Policy, due proof of death must be provided for each of the Life Insureds although the insurance benefit is payable on the death of the last to die of the Life Insured. If the Life Insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and the Company will pay only the Net Cash Surrender Value.

The amount payable will be the death benefit, plus any amounts payable under any supplementary benefits added to the Policy, less the Policy Debt and less any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, the Company will pay interest from the date of death to the date of payment.

DEATH BENEFIT

The death benefit is the Face Amount of the Policy at the date of death (less any Policy Debt and outstanding Monthly Deductions due) or, if greater, the Minimum Death Benefit (less any Policy Debt and outstanding Monthly Deductions due).

MINIMUM DEATH BENEFIT

The Minimum Death Benefit on any date is defined as the Policy Value on that date times the applicable Minimum Death Benefit Percentage for the Attained Age of the Life Insured in the case of a Single Life Policy (or the youngest of the Life Insureds in the case of a Survivorship Policy). The Minimum Death Benefit Percentages are set forth in the Policy.

Therefore, the death benefit will always be at least equal to the Face Amount of the Policy. However, if there is a sufficient increase in Policy Value such that the Policy Value times the applicable Minimum Death Benefit Percentage is greater than the Face Amount, the death benefit will be greater than the Face Amount.

LAPSE PROTECTION BENEFIT

The Lapse Protection Benefit protects the Policy from going into default. As long as this benefit is in force and any outstanding Policy Debt is less than the Cash Surrender Value, the Policy will not go into default.

The Lapse Protection Benefit Period is indicated on the policy information page of the Policy and depends on the age of the Life Insured at issuance of the Policy (in the case of a Survivorship Policy, based on the age of the older Life Insured at issuance of the Policy). The Lapse Protection Benefit Period for each age at issue is set out below.

Age at Issuance of the Policy       Lapse Protection Benefit Period (Number of Years
-----------------------------       ------------------------------------------------
           20-29                                           35

           30-39                                           30

           40-49                                           25

           50-59                                           20

           60-69                                           15

           70-84                                           10

           85-90                                            8


FACTORS THAT AFFECT THE DEATH BENEFIT



In the case of the Minimum Death Benefit, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen and the charges deducted. For a discussion of how these factors affect Policy Value see the "Risk/Benefit Summary." These factors do not affect the Face Amount of the Policy. The death benefit will be the Face Amount of the Policy or, if greater, the Minimum Death Benefit.


MATURITY DATE

Provided that the Policy is in force and the Life Insured is alive (or the last to die of the Life Insured in the case of a Survivorship Policy), the Company will pay the policyowner the Net Cash Surrender Value calculated as of the Maturity Date.

PREMIUM PAYMENTS

INITIAL PREMIUMS

The Policy permits the payment of a large initial premium and, subject to the restrictions described below, additional premiums. The minimum initial premium is $25,000. The initial premium must be 100% of the Guideline Single Premium (based on Face Amount selected by the policyowner).

No premium will be accepted prior to receipt of a completed application by the Company. The initial premium received will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust until the Right to Examine period has expired.

(a) while there is an outstanding Policy Debt, any additional premium payment will be applied first to repay the loan; (b) Face Amount increases are not permitted in connection with additional premiums (Therefore, the total of all premiums paid for a Policy may not exceed the greater of 100% of the Guideline Single Premium or the sum of the Guideline Annual Premiums for the Face Amount of the Policy);

(c) the Company may refuse or refund any premium payment (or any portion of such premium payment) that would cause the Policy to fail to qualify as life insurance under Section 7702 of the Code, and

(d) additional premiums may require evidence of insurability on the Life Insured satisfactory to the Company unless the additional premium is applied to repay a loan.

The Company will add additional premiums to the Policy Value as of the Business Day it receives the additional premium at its Service Office unless evidence of insurability is required in which case the additional premium will be added to Policy Value as of the Business Day the Company's underwriters approve the additional premium.

PREMIUM ALLOCATION

At the end of the period you have the Right to Examine the policy, the Net Premiums paid plus any interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with the policyowner's instructions.

Premiums may be allocated to the Fixed Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Fixed Account are made as a percentage of the premium. The percentage allocation to any account may be any number between zero and 100, provided the total allocation equals 100. A policyowner may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to the Company is received at the Service Office. A policyowner may also change premium allocation by telephone if he or she has a currently valid authorization form on file with the Company.

MAXIMUM PREMIUM LIMITATION

The Policy is issued under the Guideline Premium Test which requires that in no event may the total of all premiums paid exceed the then current maximum premium limitations established by Federal income tax law for a Policy to qualify as life insurance.

If, at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, the Company will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the then current maximum premium limitation.

CHARGES AND DEDUCTIONS

TAX LOAD

A tax load of 0.030% of Policy Value is deducted monthly (equivalent to 0.360% annually) for the 10 Policy Years. If additional premium payments are made, the 0.030% tax load for a particular premium payment is deducted from the amount of Policy Value corresponding to the premium payment for 10 Policy Years following the premium payment. For example, if:

-        the initial premium payment is $100,000,

-        an additional premium payment of $50,000 is made in Policy Year 7, and

- the Policy Value at the time the additional premium payment is made is $200,000 (including the additional premium payment),

then 0.030% will be deducted from 75% of Net Policy Value in Policy Years 7 through 10 and an additional 0.030% will be deducted from 25% of Net Policy Value in Policy Years 7 through 16.

Unless otherwise allowed by the Company and specified by the policyowner, the tax load will be allocated among the Investment Accounts and the Fixed Account in the Policy in the same proportion as the Policy Value in each bears to the Net Policy Value.


The tax load is paid to the Company and is designed to cover a portion of the Company's acquisition and sales expenses and premium and federal DAC taxes.


SURRENDER CHARGES

During the Surrender Charge Period, the Company will deduct a Surrender Charge if:

         -        the Policy is surrendered for its Net Cash Surrender Value,

         -        a partial withdrawal is made (above the Free Withdrawal
                  Amount), or

         -        the Policy terminates due to default.


Unless otherwise allowed by the Company and specified by the policyowner, the surrender charge is deducted from the amount to be paid to the policyowner upon surrender or lapse of the Policy or if a partial withdrawal is made.



The surrender charge, together with a portion of the tax load, are paid to the Company and are designed to compensate the Company for some of the expenses it incurs in selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature.

SURRENDER CHARGE CALCULATION

The Surrender Charge is determined by multiplying the amount withdrawn or surrendered in excess of the Free Withdrawal Amount by the applicable total Surrender Charge percentage shown in the table below.

Policy Year      Surrender Charge
---------------------------------
     1               10.00%
     2                9.00%
     3                8.00%
     4                7.00%
     5                6.00%
     6                5.00%
     7                4.00%
     8                3.00%
     9                1.50%
    10+               0.00%

                          If necessary, we will reduce the surrender charge deducted upon a partial withdrawal or a surrender of the Policy so that the sum of all tax loads, the administration charges and surrender charge deducted (including the surrender charge to be deducted upon such partial withdrawal or surrender) does not exceed 10% of aggregate payments made during the first Policy Year.

                          We will allocate the deduction of the Surrender Charge for a withdrawal to the Fixed Account and the Investment Accounts in the same proportion that the withdrawal from each account bears to the total withdrawal. If the withdrawal plus the Surrender Charge allocated to a particular account are greater than the value of that account, we will reduce the portion of the withdrawal allocated to that account. We will reduce the allocated portion so that the withdrawal plus the charge allocated to the account equals the value of the account. If the amount in all accounts is not sufficient to pay the Surrender Charge, we will reduce the amount of the withdrawal.

SURRENDER CHARGES ON A PARTIAL WITHDRAWAL

         Free Withdrawal Amount

A portion of the Net Cash Surrender Value may be withdrawn without being subject to a Surrender Charge (the "Free Withdrawal Amount"). The Free Withdrawal Amount is the greater of 10% of the total premiums or 100% of Earnings. In determining what, if any, portion of a partial withdrawal is in excess of the Free Withdrawal Amount, all previous partial withdrawals that have occurred in the current Policy Year are included.

MONTHLY CHARGES

On the Policy Date and at the beginning of each Policy Month, a deduction is due from the Net Policy Value to cover certain charges in connection with the Policy until the Maturity Date. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. These charges consist of:

         -       a tax load, if applicable;

         -       an administration charge;

         -       a charge for the cost of insurance;

         -       a mortality and expense risks charge;

         - if applicable, a charge for any supplementary benefits added to the Policy.

Unless otherwise allowed by the Company and specified by the policyowner, the Monthly Deduction will be allocated among the Investment Accounts and the Fixed Account in the Policy in the same proportion as the Policy Value in each bears to the Net Policy Value immediately prior to the deduction. However, the mortality and expense risks charge will only be allocated among the Investment Accounts.

ADMINISTRATION CHARGE


This charge will be equal to $7.50 per Policy Month plus 0.010% of Net Policy Value deducted monthly (equivalent to 0.12% annually). The charge is paid to the Company and is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under the Policy.

COST OF INSURANCE CHARGE

The monthly charge for the cost of insurance is paid to the Company and is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each Policy Month.


The net amount at risk is equal to (a) minus (b) where:

         (a) is the death benefit as of the first day of the Policy Month, divided by 1.0032737; and

         (b) is the Policy Value as of the first day of the Policy Month.


Since the net amount of risk is based on the Policy Value, the net amount at risk is affected by the investment performance of the underlying investment options chose, payment of premiums and charges assessed.


The rates for the cost of insurance are based upon the issue age, duration of coverage, sex, and Risk Classification of the Life Insured. For a Survivorship Policy, the rates are determined for each of the Life Insureds on the basis described above and then are blended to produce a single cost of insurance rate.

Cost of insurance rates will generally increase with the age of the Life Insured. The first year cost of insurance rate is guaranteed.

The cost of insurance rates reflect the Company's expectations as to future mortality experience. The rates may be re-determined from time to time on a basis which does not unfairly discriminate within the class of life insured. In no event will the cost of insurance rates exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the Life Insured. After the first Policy Year, the cost of insurance will generally increase on each Policy Anniversary. The guaranteed rates are based on the 1980 Commissioners Smoker Distinct Mortality tables.

MORTALITY AND EXPENSE RISKS CHARGE

A monthly charge equal to a percentage of the value of the Investment Accounts is assessed against the Investment Accounts. This charge is to compensate the Company for the mortality and expense risks it assumes under the Policy. The mortality risks assumed are that the Life Insured may live for a shorter period of time than the Company estimated. The expense risks assumed are that expenses incurred in issuing and administering the Policy will be greater than the Company estimated. The Company will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

The charge varies by Policy Year as follows:

                 GUARANTEED MONTHLY MORTALITY            EQUIVALENT ANNUAL
                            AND                       MORTALITY AND EXPENSE
POLICY YEAR         EXPENSE RISKS CHARGE                   RISKS CHARGE
----------------------------------------------------------------------------
   1-10                    0.075%                             0.900%
   11+                     0.025%                             0.300%

CHARGES FOR SUPPLEMENTARY BENEFITS

If the Policy includes Supplementary Benefits, a charge may apply to such Supplementary Benefit.

CHARGES FOR TRANSFERS

A charge of $25 will be imposed on each transfer in excess of twelve in a Policy Year. The charge will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.


INVESTMENT MANAGEMENT FEES AND EXPENSES



The investment management fees and expenses of the portfolios of Manufacturers Investment Trut, the underlying variable investment options for the Policy are set forth in the prospectus for the Trust which is included with this prospectus. These fess and expenses are also described above in the "Table of Investment Management Fees and Expenses."

REDUCTION IN CHARGES

The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. The Company reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which the Company believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. The Company may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

SPECIAL PROVISIONS FOR EXCHANGES

The Company will permit policyowners of certain fixed life insurance policies issued by the Company to exchange their policies for the Policies described in this prospectus (and likewise, policyowners of policies described in this Prospectus may also exchange their Policies for certain fixed policies issued by the Company). Policyowners considering an exchange should consult their tax advisors as to the tax consequences of an exchange.

COMPANY TAX CONSIDERATIONS

At the present time, the Company makes no charge to the Separate Account for any Federal, state, or local taxes that the Company incurs that may be attributable to such Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

POLICY VALUE

DETERMINATION OF THE POLICY VALUE

A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.


The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the "Risk/Return Summary."


INVESTMENT ACCOUNTS

An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

FIXED ACCOUNT

Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by the Company. For a detailed description of the Fixed Account, see "The General Account - Fixed Account".

LOAN ACCOUNT

Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate which is equal to 4%. For a detailed description of the Loan Account, see "Policy Loans - Loan Account".

UNITS AND UNIT VALUES

CREDITING AND CANCELING UNITS

Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

A Business Day is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled day-time trading of the New York Stock Exchange on that day.

Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

UNIT VALUES

The value of a unit of each sub-account was initially fixed at $10.00. For each subsequent Business Day the unit value for that sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the sub-account on such subsequent Business Day.

The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) where:

         (a) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day; and

         (b) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day;

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

TRANSFERS OF POLICY VALUE

At any time, a policyowner may transfer Policy Value from one sub-account to another or to the Fixed Account. (Transfers involving the Fixed Account are subject to certain limitations as noted below under "Transfers Involving Fixed Account.") Transfer requests must be in writing in a format satisfactory to the Company, or by telephone if a currently valid telephone transfer authorization form is on file.

The Company reserves the right to impose limitations on transfers, including the maximum amount that may be transferred. The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfers may also be delayed when any of the events described under items (i) through (iv) in "Payment of Proceeds" occur. Transfer privileges are also subject to any restrictions that may be imposed by the Trust. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of the Trust.

While the Policy is in force, the policyowner may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:

         (a)      within eighteen months after the Issue Date; or

         (b) within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts or within 60 days of the date of notification of such change, whichever is later.

Such transfers will not count against the twelve transfers that may be made free of charge in any Policy Year.

TRANSFER CHARGES

A policyowner may make up to twelve transfers each Policy Year free of charge. Additional transfers in each Policy Year may be made at a cost of $25 per transfer. This charge will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.

Transfers under the Dollar Cost Averaging and Asset Allocation Balancer programs do not count against the number of free transfers permitted per Policy Year.

TRANSFERS INVOLVING FIXED ACCOUNT

The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $500 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

TELEPHONE TRANSFERS

Although failure to follow reasonable procedures may result in the Company being liable for any losses resulting from unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone that the Company reasonably believes to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

DOLLAR COST AVERAGING

The Company will offer policyowners a Dollar Cost Averaging ("DCA") program. Under the DCA program, the policyowner will designate an amount which will be transferred monthly from one Investment Account into any other Investment Account(s) or the Fixed Account. Currently, no charge will be made for this program, although the Company reserves the right to institute a charge on 90 days' written notice to the policyholder. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and the policyowner will be so notified.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

ASSET ALLOCATION BALANCER TRANSFERS

Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. At six-month intervals beginning six months after the Policy Date (or the last Policy Anniversary), the Company will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. A change to the policyowner premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner either instructs the Company otherwise or has elected the Dollar Cost Averaging program. Currently, there is no charge for this program; however, the Company reserves the right to institute a charge on 90 days' written notice to the policyowner.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

POLICY LOANS

While this Policy is in force and has an available loan value, a policyowner may borrow against the Policy Value of the Policy. The Policy serves as the only security for the loan. Policy loans may have tax consequences.

MAXIMUM LOANABLE AMOUNT

The Maximum Loanable Amount is 90% of the Policy's Net Cash Surrender Value.

EFFECT OF POLICY LOAN

A policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account. A policy loan may cause a Policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See "Lapse and Reinstatement." In addition, a policy loan may result in a termination of the Lapse Protection Benefit since this benefit terminates if Policy Debt exceeds the Cash Surrender Value. Finally, a policy loan will affect the amount payable on the death of the Life Insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

If the Policy is a MEC, then a loan will be treated as a withdrawal for tax purposes and may be taxable. See sections entitled "Tax Treatment of the Policy
- Policies Which Are MECs," and "Tax Treatment of the Policy - Policies Which Are Not MECs."

INTEREST CHARGED ON POLICY LOANS

Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 6.00%. If the interest due on a Policy Anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

The Policy will go into default at any time the Policy Debt exceeds the Cash Surrender Value. At least 61 days prior to termination, the Company will send the policyowner a notice of the pending termination. Payment of interest on the Policy Debt during the 61 day grace period will bring the policy out of default.

LOAN ACCOUNT

When a loan is made, an amount equal to the loan principal, plus interest to the next Policy Anniversary, will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. Amounts transferred into the Loan Account cover the loan principal plus loan interest due to the next Policy Anniversary. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

INTEREST CREDITED TO THE LOAN ACCOUNT

         Nonpreferred Loans

Interest will be credited to amounts in the Loan Account at an effective annual rate of 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less the Loan Interest Credited Differential, which is currently 2.00%. (The Loan Interest Credited Differential is the difference between the rate of interest charged on a policy loan and the rate of interest credited to amounts in the Loan Account.)

         Preferred Loans

Preferred interest rates are available in the case of loans of amounts that represent Earnings on the Policy ("Preferred loans").

Interest will be credited to amounts in the Loan Account at an effective annual rate of 6.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less the Loan Interest Credited Differential, which is currently 0.00%.

The Company may change the Current Loan Interest Credited Differential as of 90 days after sending you written notice of such change.

For a Policy that is not a MEC, the tax consequences associated with a loan interest credited differential of 0% are unclear. A tax adviser should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under Federal tax law as a result of the differential between the credited interest rate and the loan interest rate, the Company retains the right to increase the loan interest rate to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by any IRS ruling or regulation or any court decision, the amount of increase will be that which the Company considers to be most likely to result in the transaction being treated as a loan under Federal tax law. In no event will the loan interest rate exceed the rate charged in the first ten Policy Years.

If the Policy is a MEC then, regardless of the loan interest credited differential, a loan will be treated as a withdrawal for tax purposes and may be taxable. See sections entitled "Tax Treatment of the Policy - Policies Which Are MECs," and "Tax Treatment of the Policy - Policies Which Are Not MECs."

LOAN ACCOUNT ADJUSTMENTS

On the first day of each Policy Anniversary the difference between the amount required in the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. Amounts transferred to the Loan Account will be taken from the Investment Accounts and the Fixed Account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value.

LOAN REPAYMENTS

Policy Debt may be repaid in whole or in part at any time prior to the death of the Life Insured, provided that the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts. Loan repayments will be allocated first to the Fixed Account until the associated Loan Sub-Account is reduced to zero and then to each Investment Account in the same proportion as the value in the corresponding Loan Sub-Account bears to the value of the Loan Account.

Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums. Where permitted, when a portion of the Loan Account is allocated to the Fixed Account, the Company may require that any amounts paid to it be applied to outstanding loan balances.

POLICY SURRENDER AND PARTIAL WITHDRAWALS

POLICY SURRENDER

A Policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the Policy Debt. The Net Cash Surrender Value will be determined as of the end of the Business Day on which the Company receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate. See section entitled "Tax Treatment of the Policy" for a discussion of the potential Federal income tax implications of a surrender of the Policy.

PARTIAL WITHDRAWALS

A policyowner may make a partial withdrawal of the Net Cash Surrender Value after the first Policy Anniversary. The minimum partial withdrawal amount is $500. The policyowner may specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a Partial Withdrawal see "Charges and Deductions - Surrender Charges." See section entitled "Tax Treatment of the Policy" for a discussion of the potential Federal income tax implications of a partial withdrawal from the Policy.

If the withdrawal would cause the Policy Value to fall below $25,000, we will treat the withdrawal request as a full surrender of the Policy.


Partial withdrawals will reduce the Net Cash Surrender Value as well as the Policy Value and, therefore, reduce the amount of Face Amount as described below.


REDUCTION IN FACE AMOUNT DUE TO A PARTIAL WITHDRAWAL

A partial withdrawal will cause a reduction in Face Amount. The Face Amount will be reduced by an amount equal to (a) multiplied by (b) where:

(a)      is the Face Amount prior to the withdrawal; and

(b) is the Policy Value after the withdrawal, divided by the Policy Value prior to the withdrawal.

If the reduction in the Face Amount would require the return of premiums in order for the policy to qualify as life insurance under Section 7702 of the Code, or any other equivalent section of the Code, then we will return premiums, with interest, in the year of reduction, or in any subsequent year that the return of premiums is required. If necessary, we will also limit the amount of the withdrawal so that the Face Amount does not fall below the Face Amount associated with the minimum initial premium of $25,000. The decrease in Face Amount will be effective as of the date of the withdrawal.

LAPSE AND REINSTATEMENT

LAPSE

Unless the Lapse Protection Benefit is in effect, a Policy will go into default if at the beginning of any Policy Month the Policy's Net Cash Surrender Value would be zero or below after deducting the monthly deduction then due. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A Policy could also lapse if the Policy Debt is greater than the Cash Surrender Value since the Lapse Protection Benefit terminates on any date that the Policy Debt exceeds the Cash Surrender Value. The Company will notify the policyowner of the default and will allow a 61 day grace period (from the date the Policy goes into default) in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the sum of (a) the monthly deductions due at the date of default and (b) the amount equal to the monthly deductions due to the later of the next Policy Anniversary or for at least three Policy Months. If the required payment is not received by the end of the grace period, the Policy will terminate with no value. See section entitled "Tax Treatment of the Policy - Lapse or Surrender" for a discussion of the potential Federal income tax implications of a lapse of the Policy.

DEATH DURING GRACE PERIOD

If the Life Insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding Monthly Deductions due at the time of death.

REINSTATEMENT

A policyowner can, by making a written request, reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

(a) In the case of a Survivorship Policy, the Policy may not be reinstated if any of the Life Insured have died since the Policy lapsed;

(b) Evidence of the Life Insured's insurability, satisfactory to the Company is provided to the Company; and

(c) A premium equal to the amount that was required to bring the Policy out of default immediately prior to termination, plus an amount equal to the Monthly Deductions due until the next Policy Anniversary or for at least three Policy Months is paid.


If the reinstatement is approved, the date of reinstatement will be the later of the date the Company approves the policyowner's request or the date the required payment is received at the Company's Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The Policy Value on the date of reinstatement, prior to the crediting of any Net Premium paid on the reinstatement, will be equal to the Policy Value on the date the Policy terminated. See section entitled "Tax Treatment of the Policy - Lapse or Surrender" for a discussion of the potential Federal income tax implications of a lapse and subsequent reinstatement of the Policy. Any Policy Debt not paid upon termination of a Policy will be reinstated if the Policy is reinstated.


TERMINATION

The Policy will terminate on the earliest to occur of the following events:

(a) the end of the grace period for which the policyowner has not paid the amount necessary to bring the Policy out of default;

(b)      surrender of the Policy for its Net Cash Surrender Value;

(c)      the Maturity Date;

(d)      the death of the Life Insured.

THE GENERAL ACCOUNT

The general account of the Company consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of the general account.

By virtue of exclusionary provisions, interests in the general account of the Company have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

FIXED ACCOUNT

A policyowner may elect to allocate net premiums to the Fixed Account or to transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. The Company will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in its general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

POLICY VALUE IN THE FIXED ACCOUNT

The Policy Value in the Fixed Account is equal to:

         (a)      the portion of the net premiums allocated to it; plus

         (b)      any amounts transferred to it; plus

         (c)      interest credited to it; less

         (d)      any charges deducted from it; less

         (e)      any partial withdrawals from it; less

         (f)      any amounts transferred from it.

INTEREST ON THE FIXED ACCOUNT

An allocation of Policy Value to the Fixed Account does not entitle the policyowner to share in the investment experience of the general account. Instead, the Company guarantees that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if a policyowner pays the planned premiums, allocates all net premiums only to the general account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the Policy will be determinable and guaranteed.

OTHER PROVISIONS OF THE POLICY

ASSIGNMENT OF RIGHTS

The Company will not be bound by an assignment until it receives a copy of the assignment at its Service Office. The Company assumes no responsibility for the validity or effects of any assignment.

BENEFICIARY

One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes
- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, the beneficiary may be changed by the policyowner during the Life Insured's lifetime by giving written notice to Manulife New York in a form satisfactory to the Company. The change will take effect as of the date such notice is signed but will not apply to any payments made or actions taken by the Company prior to receiving such written notice. If the Life Insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the Life Insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the Life Insured, the Company will pay the insurance benefit as if the beneficiary had died before the Life Insured.

INCONTESTABILITY

The Company will not contest the validity of a Policy after it has been in force during the Life Insured's lifetime for two years from the Issue Date. It will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the lifetime of the Life Insured for two years from the date of such increase. If a Policy has been reinstated and been in force during the lifetime of the Life Insured for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX

If the stated age or sex, or both, of the Life Insured in the Policy are incorrect, the Company will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

SUICIDE EXCLUSION

If the Life Insured dies by suicide within two years after the Issue Date (or within the maximum period permitted by the state in which the Policy was delivered, if less than two years), the Policy will terminate and the Company will pay only the premiums paid less any partial Net Cash Surrender Value withdrawal and less any Policy Debt.

The Company reserves the right to obtain evidence of the manner and cause of death of the Life Insured.

SUPPLEMENTARY BENEFITS

Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including those providing a lapse protection benefit. More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost, if any, for supplementary benefits will be deducted as part of the monthly deduction.

TAX TREATMENT OF THE POLICY

INTRODUCTION

The following discussion of the Federal income tax treatment of the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of the Policy. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

THE COMPANY'S TAX STATUS

         The Company is taxed as a life insurance company under the Code. Since the operations of the Separate Account are a part of, and are taxed with, the operations of the Company, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Policy, but the operations of the Separate Account may reduce the Company's Federal income taxes. For example, the Company may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. The Company's use of these tax credits and deductions will not adversely affect or benefit the Separate Account. The Company does not anticipate that it will incur any Federal income tax liability attributable to such income and gains of the Separate Account, and therefore the Company does not intend to make any provision for such taxes. If the Company is taxed on investment income or capital gains of the Separate Account, then the Company may impose a charge against the Separate Account to make provision for such taxes. The Company's Federal tax liability is increased, however, in respect of the Policies because of the Federal tax law's treatment of deferred acquisition costs (for which the Company imposes a Federal tax charge) (see "CHARGES AND DEDUCTIONS").

TAXATION OF LIFE INSURANCE POLICIES IN GENERAL

TAX STATUS OF THE POLICY

There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Code, and thereby to enjoy the tax benefits of such a contract:

- The Policy must satisfy the definition of life insurance under Section 7702 of the Code.

- The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.

- The Policy must be a valid life insurance contract under applicable state law.

- The Policyowner must not possess "incidents of ownership" in the assets of the Separate Account.

These four items are discussed in detail below.

DEFINITION OF LIFE INSURANCE

Section 7702 of the Code sets forth a definition of a life insurance contract for Federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the Cash Value Accumulation Test or the Guideline Premium Test. Only the Guideline Premium Test is permitted under the Policy. The Guideline Premium Test requires a minimum death benefit and in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.

With respect to a Policy that is issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

DIVERSIFICATION

Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how the Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.

STATE LAW

State regulations require that the policyowner have appropriate insurable interest in the life insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for Federal tax purposes.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance Policies may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets". As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Policy has many more portfolios to which policyowners may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

         The remainder of this discussion assumes that the Policy will be treated as a life insurance Policy for Federal tax purposes.

TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS

         In general, the amount of the death benefit payable from a Policy by reason of the death of the insured is excludable from gross income under Section 101 of the Code. Certain transfers of the Policy for valuable consideration, however, may result in a portion of the death benefit being taxable.

         If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

Tax Deferral During Accumulation Period

         Under existing provisions of the Code, except as described below, any increase in a policyowner's Policy value is generally not taxable to the policyowner unless amounts are received (or are deemed to be received) from the Policy prior to the insured's death.

Lapse or Surrender

         Upon a lapse or surrender of the Policy, the amount received will be includible in the policyowner's income to the extent the amount received exceeds the "investment in the Policy." If there is any debt at the time of a lapse or surrender, such debt will be treated as an amount received by the policyowner. The "investment in the Policy" generally is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received under the Policy previously to the extent such amounts received were excludable from gross income (But see the discussion of MECs below). A subsequent reinstatement will not change this tax treatment of a surrendered or lapsed Policy.

Policies Which Are MECs

         Characterization of a Policy as a MEC. Section 7702A of the Code establishes a class of life insurance contracts designated as Modified Endowment Contracts ("MECs"), which applies to Policies entered into or materially changed after June 20, 1988. In general, a Policy will be a MEC if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay test"). A Policy that is not already a MEC may become one if there is a "material change" in its benefits or other provisions. A material change starts a new seven-year testing period. The determination of whether a Policy will be a MEC after a material change generally depends upon the relationship of the death benefit and the Policy Value at the time of such change and the additional premiums paid in the seven years following the material change. In general, this Policy will constitute a MEC unless:

(1) it was received in exchange for another life insurance policy which was not a MEC,

(2) no premium payments (other than the exchanged policy) are paid into the Policy during the first seven Policy years, and

(3) the death benefit on the new Policy is not less than the death benefit on the exchanged policy.

If the death benefit on the new policy is less than the death benefit on the exchanged policy, the new policy may become a MEC if (1) the exchanged policy was, at the time of the exchange, subject to the MEC rules, (2) premiums payments had been made to the old policy after it had become subject to the MEC rules, and (3) the exchanged policy was in a seven-pay test period at the time of exchange or, in the case of a Survivorship Policy, the Policy was issued (or deemed issued) after September 13, 1989.

In addition, even if the Policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the Policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven Policy years.

         Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If the Policy is a MEC, withdrawals from the Policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the Policy value exceeds the investment in the Policy. The amount of any loan (including unpaid interest thereon) under the Policy will be treated as a withdrawal from the Policy for tax purposes. In addition, if the policyowner assigns or pledges any portion of the value of a Policy (or agrees to assign or pledge any portion), such portion will be treated as a withdrawal from the Policy for tax purposes. The policyowner's investment in the Policy is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a Policy which is a MEC, a policyowner should consult a qualified tax advisor.

         Penalty Tax. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to 10% of the portion of the withdrawal that is includible in income, unless the withdrawals are made
(1) after the policyowner attains age 59 1/2, (2) because the policyowner has become disabled (as defined in the tax law), or (3) as substantially equal periodic payments over the life or life expectancy of the policyowner (or the joint lives or life expectancies of the policyowner and his or her beneficiary, as defined in the tax law).

         Aggregation of Policies. All life insurance Policies which are MECs and which are purchased by the same person from the Company or any of its affiliates within the same calendar year will be aggregated and treated as one Policy for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includible in income. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal (or a deemed withdrawal) that is taxable and the amount which might be subject to the 10% penalty tax described above.

Policies Which Are Not MECs

         Tax Treatment of Withdrawals Generally. If the Policy is not a MEC (described above), the amount of any withdrawal from the Policy generally will be treated first as a non-taxable recovery of premium payments and then as income from the Policy. Thus, a withdrawal from a Policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the Policy immediately before the withdrawal (But see the next paragraph, which describes an exception to this rule).

         Certain Distributions Required by the Tax Law in the First 15 Policy Years. As indicated under "Payments," Section 7702 places limitations on the amount of premium payments that may be made and the Policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may result upon a decrease in the face amount, if withdrawals are made, and in certain other instances.

         Tax Treatment of Loans. If a Policy is not a MEC, a loan received under the Policy generally will be treated as indebtedness of the policyowner. As a result, no part of any loan under such a Policy will constitute income to the policyowner so long as the Policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged for the loan, it is possible that some or all of the loan proceeds may be includible in income. If a policy lapses (or if all Policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in the policyowner's income.

Survivorship Policies

         Although the Company believes that the Policy, when issued as a Survivor Policy, complies with Section 7702 of the Code, the manner in which
Section 7702 should be applied to Survivor Policies is not directly addressed by
Section 7702. In the absence of final regulations or other guidance issued under
Section 7702 regarding this form of Policy, there is necessarily some uncertainty whether a Survivor Policy will meet the Section 7702 definition of a life insurance Policy. Prospective policyowners considering purchase of the Policy as a Survivor Policy should consult a qualified tax adviser.

         Where the policyowner of the Policy is the last surviving insured, the death proceeds will generally be includible in the policyowner's estate on his or her death for purposes of the Federal estate tax. If the policyowner dies and was not the last surviving insured, the fair market value of the Policy would be included in the policyowner's estate. In general, no part of the Policy value would be includible in the last surviving insured's estate if he or she neither retained incidents of policyownership at death nor had given up policyownership within three years before death.

Treatment of Maturity Benefits

         At the maturity date, the surrender value will be paid to the policyowner, and this amount will be includible in income to the extent the amount received exceeds the investment in the Policy

Actions to Ensure Compliance with the Tax Law

         The Company believes that the maximum amount of premium payments it has determined for the Policies will comply with the Federal tax definition of life insurance. The Company will monitor the amount of premium payments, and, if the premium payments during a Policy year exceed those permitted by the tax law, the Company will refund the excess premiums within 60 days of the end of the Policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. The Company also reserves the right to increase the death benefit (which may result in larger charges under a Policy) or to take any other action deemed necessary to ensure the compliance of the Policy with the Federal tax definition of life insurance.

Other Considerations

         Changing the policyowner, exchanging the Policy, and other changes under the Policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change.

         Federal estate tax, state and local estate and inheritance tax, and other tax consequences of policyownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary. Federal estate tax is integrated with Federal gift tax under a unified rate schedule. In general, estates valued at less than the "applicable exclusion amount" will not incur a Federal estate tax liability. The applicable exclusion amount for decedents dying in 2002 or 2003 is $1,000,000 and it increases in stages to $3,500,000 for persons dying in 2009. The estate tax is repealed for decedents dying in 2011, but it will be reinstated (with lower exclusion amounts) for deaths in 2011 and subsequent years unless Congress takes further action. In addition, an unlimited marital deduction may be available for Federal estate and gift tax purposes.

         If the policyowner (whether or not he or she is an insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping tax, the amount subject to tax being the value of the Policy. The generation-skipping tax provisions generally apply to transfers which would be subject to the gift or estate tax rules. Individuals are generally allowed an aggregate generation-skipping tax exemption of $1 million. For generation skipping transfers made dying after 1998 and before 2004, this exemption is indexed for inflation. In years after 2003 it equals the estate tax exemption amount, and the tax is repealed for transfers after 2009 (subject to reinstatement in 2011 absent further action by Congress).

         Because the Federal estate tax, gift tax, and generation skipping tax rules are complex, prospective Policyowners should consult a qualified tax adviser before using this Policy for estate planning purposes.

DISALLOWANCE OF INTEREST DEDUCTIONS

         The Policy generally will be characterized as a single premium life insurance Policy under Section 264 of the Code and, as a result, interest paid on any loans under the Policy will not be tax deductible, irrespective of whether the policyowner is an individual or a non-natural entity, such as a corporation or a trust. In addition, in the case of Policies issued to a non-natural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of policyownership of a Policy even if no loans are taken under the Policy. An exception to the latter rule is provided for certain life insurance Policies which cover the life of an individual who is a 20-percent policyowner, or an officer, director, or employee of, a trade or business. Entities that are considering purchasing the policy, or entities that will be beneficiaries under a Policy, should consult a tax adviser.

FEDERAL INCOME TAX WITHHOLDING

         The Company will withhold and remit to the Federal government a part of the taxable portion of withdrawals made under a Policy unless the policyowner notifies the Company in writing at or before the time of the withdrawal that he or she elects not to have any amounts withheld (The election of no withholding is available only if the policyowner is an individual and has provided to the Company a valid taxpayer identification number). Regardless of whether the policyowner requests that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, the policyowner will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. The policyowner may also be required to pay penalties under the estimated tax rules, if the policyowner's withholding and estimated tax payments are insufficient to satisfy the policyowner's total tax liability.

OTHER INFORMATION

PAYMENT OF PROCEEDS

         As long as the Policy is in force, the Company will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. The Company may delay for up to six months the payment from the Fixed Account of any policy loans, surrenders, partial withdrawals, or insurance benefit. In the case of any such payments from any Investment Account, the Company may delay payment during any period during which:

(i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings),

(ii)     trading on the New York Stock Exchange is restricted,

(iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets or

(iv) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.

REPORTS TO POLICYOWNERS

Within 30 days after each Policy Anniversary, the Company will send the policyowner a statement showing, among other things:

        -        the amount of death benefit;

        - the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

        - the value of the units in each Investment Account to which the Policy Value is allocated;

        - the Policy Debt and any loan interest charged since the last report;

        - the premiums paid and other Policy transactions made during the period since the last report; and

        -        any other information required by law.

Each policyowner will also be sent an annual and a semi-annual report for the Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

DISTRIBUTION OF THE POLICIES

Manulife Financial Securities LLC ("Manulife Financial Securities"), whose principal offices are located at 73 Tremont Street, Boston, Massachusetts 02108, acts as the principal underwriter of, and continuously offers, the Policies pursuant to an Underwriting and Distribution Agreement with Manulife New York. Manulife Financial Securities is an indirect wholly-owned subsidiary of MFC. Manulife Financial Securities is registered as a broker-dealer under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as an insurance agent of Manulife New York. Manulife Financial Securities is a Delaware limited liability company, the managing member of which is Manulife USA. Manulife USA in its capacity as managing member is authorized to act on behalf of Manulife Financial Securities. The Policies will be sold by registered representatives of broker-dealers having distribution agreements with Manulife Financial Securities who are also licensed by the New York State Insurance Department and appointed with Manulife New York.

The Policies will be sold by registered representatives of broker-dealers having distribution agreements with Manulife Financial Securities who are also licensed by the New York State Insurance Department and appointed with Manulife New York. A registered representative will receive commissions not to exceed either (a) 7% of premiums in the first year or (b) 5.75% of premiums in the first year and ..25% of Net Policy Value annually beginning 19 months after issuance of the Policy.

RESPONSIBILITIES ASSUMED BY MANULIFE NEW YORK, MANULIFE USA AND
MANULIFE FINANCIAL SECURITIES

The Company has entered into an agreement with Manulife Financial Securities pursuant to which Manulife Financial Securities will pay selling broker dealers commission and expense allowance payments subject to limitations imposed by New York Insurance Law. The Company will prepare and maintain all books and records required to be prepared and maintained by Manulife Financial Securities with respect to the Policies, and send all confirmations required to be sent by Manulife Financial Securities with respect to the Policies. The Company will pay Manulife Financial Securities for expenses incurred and services performed under the terms of the agreement in such amounts and at such times as agreed to by the parties.

Manulife USA has entered into a Service Agreement with us pursuant to which Manulife USA or its designee will provide to us all issue, administrative, general services and record keeping functions on our behalf with respect to all of our insurance policies including the Policies.

Finally, the Company may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of an insured.

VOTING RIGHTS

As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular Portfolio of the Trust. The Company is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, the Company will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to the Policies, will be voted by the Company in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable Federal securities laws or regulations change so as to permit the Company to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by the Company, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

The Company may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management policy. In addition, the Company itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that the Company reasonably disapproves such changes in accordance with applicable Federal regulations. If the Company does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.

SUBSTITUTION OF PORTFOLIO SHARES

It is possible that in the judgment of the management of the Company, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, the Company may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and one or more state insurance departments may be required.

The Company also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. The Company also reserves the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable Federal and state law.

RECORDS AND ACCOUNTS

The Service Office will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals, and fund transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Portfolios will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by the Company.

STATE REGULATIONS

The Company is subject to the regulation and supervision by the New York Department of Insurance, which periodically examines its financial condition and operations. Regulation by the New York Insurance Department includes periodic examination of our financial position and operations, including contract liabilities and reserves. Regulation by supervisory agencies includes licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulation of the type and amounts of permitted investments. Our books and accounts are subject to review by the New York Insurance Department and other supervisory agencies at all times, and we file annual statements with these agencies.

LITIGATION

No litigation is pending that would have a material effect upon the Separate Account or the Trust.


FURTHER INFORMATION


A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC's principal office in Washington D.C. upon payment of the prescribed fee. The SEC also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC which is located at http://www.sec.gov.

For further information you may also contact the Company's Home Office, the address and telephone number of which are on the first page of the prospectus.


The tables illustrating the way in which a Policy's Death Benefit, Policy Value, and Cash Surrender Value could vary over an extended period of time set forth in the Statement of Additional Information.



The financial statements of the Company and the Separate Account are set forth in the Statement of Additional Information.

                                   APPENDIX A

                                   DEFINITIONS
Additional Rating
is an increase to the Cost of Insurance Rate for insureds who do not meet, at a minimum, the Company's underwriting requirements for the standard Risk Classification.

Age
on any date is the Life Insured's age on his or her nearest birthday. If no specific date is mentioned, Age means the Life Insured's age on the Policy Anniversary nearest to the birthday.

Attained Age
on any date is the Age at issue plus the number of whole years that have elapsed since the Policy Date. In the case of a Survivorship Policy, Attained Age is based on the youngest Life Insured at issue of the Policy.

Business Day
is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled day-time trading of the New York Stock Exchange on that day.

Cash Surrender Value
is the Policy Value less the sum of (a) the Surrender Charge and (b) any outstanding Monthly Deductions due.

The Company (or "we," "us" or "our")
refers to The Manufacturers Life Insurance Company of New York.

Earnings
is an amount calculated in relation to a loan and free withdrawals. The amount is calculated as of the date the Company receives the request for the loan or the free withdrawal and is equal to the Policy Value less the sum of (a) the value of any Policy Debt and (b) total premiums paid.

Effective Date
is the date the underwriters approve issuance of the Policy. If the Policy is approved without the initial premium, the Effective Date will be the date the Company receives at least the minimum initial premium at our Service Office. In either case, the Company will take the first Monthly Deduction on the Effective Date.

Fixed Account
is that part of the Policy Value which reflects the value the policyowner has in the general account of the Company.

Guideline Single Premium
is the maximum premium that can be paid under the Guideline Premium Test (described under "Life Insurance Qualification") which will still allow the Policy to qualify as life insurance for tax purposes under Section 7702 of the Code.

Investment Account
is that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

Issue Date
is the date the Company issued the Policy. The Issue Date is also the date from which the Suicide and Validity provisions of the Policy are measured.

Life Insured
is the person or persons whose life (or lives) is (are) covered by the Policy. In the case of a Survivorship Policy, all provisions of the Policy which are based on the death of the Life Insured will be based on the death of the last survivor of the persons so named and reference to the youngest of the Life Insured means the youngest person insured under the Policy when it is first issued.

Loan Account
is that part of the Policy Value which reflects the value transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.

Maturity Date
is the date shown in the Policy. In the case of a Single Life Policy, it is the Policy Anniversary nearest Attained Age 100 of the Life Insured. In the case of a Survivorship Policy, it is the Policy Anniversary nearest Attained Age 100 of the youngest of the Life Insured at issue.

Net Cash Surrender Value
is the Cash Surrender Value less the Policy Debt.

Net Policy Value
is the Policy Value less the value in the Loan Account.

Net Premium
is the gross premium paid less any charges deducted from each premium payment. It is the amount of premium allocated to the Fixed Account and/or Investment Accounts.

Policy Date
is the date coverage takes effect under the Policy, provided the underwriting process has been completed to the Company's satisfaction and the Company has received the minimum initial premium at its Service Office, and is the date from which charges for the first monthly deduction are calculated, and the date from which Policy Years, Policy Months, and Policy Anniversaries are determined.

Policy Debt
as of any date equals (a) plus (b) plus (c) minus (d), where:

         (a)      is the total amount of loans borrowed as of such date;

         (b) is the total amount of any unpaid loan interest charges which have been borrowed against the policy on a Policy Anniversary;

         (c) is any interest charges accrued from the last Policy Anniversary to the current date; and

         (d)      is the total amount of loan repayments as of such date.

Policy Value
is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

Single Life Policy
is a modified single premium variable life insurance policy offered on a single life basis under the Policy described in this Prospectus.

Separate Account
refers to Separate Account B of the Company.

Service Office Address
is P.O. Box 633, Niagara Square Station, Buffalo, New York  14201-0633.

Surrender Charge Period
is the period following the Issue Date during which the Company will assess surrender charges. Surrender charges will apply during this period if the Policy terminates due to default, if the policyowner surrenders the Policy or makes a partial withdrawal.

Survivorship Policy
is a modified single premium survivorship variable life insurance policy offered on a survivorship basis under the Policy described in this Prospectus.

Written Request
is the policyowner's request to the Company which must be in a form satisfactory to the Company, signed and dated by the policyowner, and received at the Service Office.

[back cover]



Additional information about the Policy is also contained in the Statement of Additional Information ("SAI") dated the same date as this Prospectus. The SAI is incorporated by reference into this Prospectus. The SAI is available upon request, without charge, by calling the following (888) 267-7784. This toll-free number may also be used to request other information about the Policy and to make contract owner inquiries.



Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at (202) 942-8090. Reports and other information about the Policy are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102.



         The Registrant's Investment Company and 1933 Act File Numbers are 811-4834 and 333-71137, respectively.

                                     PART B



         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION



              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT B



                                       of



              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK



            A Modified Single Premium Variable Life Insurance Policy



         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York at the mailing address of the Service Office at P.O. Box 633, Niagara Square Station, Buffalo, New York 14201-0633 or telephoning (888) 267-7784.



      The date of this Statement of Additional Information is May 1, 2003.



              The Manufacturers Life Insurance Company of New York
                             100 Summit Lake Drive
                            Valhalla, New York 10595

                       STATEMENT OF ADDITIONAL INFORMATION



                                TABLE OF CONTENTS



General Information and History....................................................................................
Services
       Independent Auditors........................................................................................
Principal Underwriters.............................................................................................
Additional Information About Charges...............................................................................
Illustrations......................................................................................................
Financial Statements...............................................................................................

                         GENERAL INFORMATION AND HISTORY



THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK ("MANULIFE NEW YORK")



         We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.



SEPARATE ACCOUNT B



The Company established The Manufacturers Life Insurance Company of New York Separate Account B ("Separate Account") on May 6, 1997, subject to approval by the Superintendent of Insurance of New York. The Separate Account holds assets that are segregated from all of Manulife New York's other assets. The Separate Account is currently used only to support variable life insurance policies.



                                    SERVICES



INDEPENDENT AUDITORS



         The independents auditors of the Company are Ernst & Young located at 2001 Market Street, Philadelphia, PA 19103.



         The consolidated financial statements of The Manufacturers Life Insurance Company of New York at December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the financial statements of Separate Account B of The Manufacturers Life Insurance Company of New York at December 31, 2002, and for each of the two years in the period ended December 31, 2002, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.



         Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.



                              PRINCIPAL UNDERWRITER



Manulife Financial Securities LLC ("Manulife Financial Securities"), whose principal offices are located at 73 Tremont Street, Boston, Massachusetts 02108, acts as the principal underwriter of, and continuously offers, the Policies pursuant to an Underwriting and Distribution Agreement with Manulife New York. Manulife Financial Securities is an indirect wholly-owned subsidiary of MFC. (Prior to January 1, 2002, Manulife Securities Services, LLC ("MSS"), which is also an indirect wholly-owned subsidiary of MFC) served as principal underwriter of the Polices.) Manulife Financial Securities is registered as a broker-dealer under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as an insurance agent of Manulife New York. Manulife Financial Securities is a Delaware limited liability company, the managing member of which is Manulife USA. Manulife USA in its capacity as managing member is authorized to act on behalf of Manulife Financial Securities. The Policies will be sold by registered representatives of broker-dealers having distribution agreements with Manulife Financial Securities who are also licensed by the New York State Insurance Department and appointed with Manulife New York.

         The aggregate dollar amount of underwriting commissions paid to Manulife Financial Securities in 2002 was $_____ . The aggregate dollar amount of underwriting commissions retained by Manulife Financial Securities in 2002 was $_____.



         The aggregate dollar amount of underwriting commissions paid to MSS in 2001 and 2000 was $_____ and $_______ respectively. The aggregate dollar amount of underwriting commissions retained by MSS in 2001 and 2000 were $_____. And $______, respectively.



The Policies will be sold by registered representatives of broker-dealers having distribution agreements with Manulife Financial Securities who are also licensed by the New York State Insurance Department and appointed with Manulife New York. A registered representative will receive commissions not to exceed either (a) 7% of premiums in the first year or (b) 5.75% of premiums in the first year and ..25% of Net Policy Value annually beginning 19 months after issuance of the Policy..



                      ADDITIONAL INFORMATION ABOUT CHARGES



         A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information . This information is then used to determine the cost of insurance charge.



REDUCTION IN CHARGES



The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. Manulife New York reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which Manulife New York believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. Manulife New York may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

                                  ILLUSTRATIONS



SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS



The following tables have been prepared to help show how values under the Policy change with investment performance. The tables are based on initial premiums of $25,000 and $100,000. A male age 55 and a female age 55 are illustrated for the single life Policy. A male age 55 and female age 50 are illustrated for the last survivorship Policy.



The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.



The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Series I shares of the Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect a simple average of those Portfolios' current expenses, which is approximately ________% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of _____%, ____% and ____%. The expense of the Portfolios may fluctuate from year to year but are assumed to remain constant for purposes of these tables. The illustrations reflect the expense reimbursement in effect for the Lifestyle Trusts. In the absence of such expense reimbursement, the average of the Portfolio's current expenses would have been 1.019% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of ____%, ____% and ____%. The expense reimbursement for the Lifestyle Trusts is expected to remain in effect during the fiscal year ended December 31, 2002. Were the expense reimbursement and expense limitation to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.



The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.



There are two tables shown for each Policy, one based on current cost of insurance charges assessed by the Company and the other based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables. Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes and any additional ratings, face amount and planned premium requested.



From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.



The Policies have been offered to the public only since approximately May 1, 2001. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                    [Illlustrations to be filed by Amendment]

                              FINANCIAL STATEMENTS



   [Financial Statements of Manulife New York and the Separate Account must be provided.]

                                     PART C

                                OTHER INFORMATION

                                     PART C



                                OTHER INFORMATION



Item 27 Exhibits



The following exhibits are filed as part of this Registration Statement:



(a) Resolutions of Board of Directors of First North American Life Assurance Company establishing FNAL Variable Life Account I (now referred to as Separate Account B) are incorporated herein by reference to exhibit A (1) to the Registration Statement on Form S-6 (File No. 333-33351) as filed with the Commission on August 8, 1997 on behalf of FNAL.



(b)      Not applicable.



(c)(1) Underwriting and Distribution Agreement between The Manufacturers Life Insurance Company of New York (Depositor) and Manufacturers Securities Services, LLC (Underwriter) is incorporated by reference to Exhibit (b)
         (3)(a) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate
         Account A.



(c)(2) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufactures Securities Services, LLC (Underwriter), Selling Broker Dealers, and General Agent is incorporated by reference to Exhibit (b)(3)(b) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.



(d) Form of Modified Single Premium Variable Life Insurance Policy Company is incorporated by reference to Exhibit (a)(5) to the Registration Statement on Form S-6, file number 333-33504, filed March 29, 2000 on behalf of The Manufacturers Life Insurance Company of New York Separate Account B.



(e) Form of Application for a Modified Single Premium Variable Life Insurance Policy incorporated by reference to Exhibit (a)(10)(a) to the Registration Statement on Form S-6, file number 333-33504, filed March 29, 2000 on behalf of The Manufacturers Life Insurance Company of New York Separate Account B.



(f)(1)   Declaration of Intention and Charter of First North American
         Life Assurance Company is incorporated by reference to Exhibit (b)(6)
         (i) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.



(f)(2) Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company is incorporated by reference to Exhibit (b)(6)(i) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.



(f)(3) Certificate of amendment of the Declaration of Intention and Charter of The Manufacturers Life Insurance Company of New York is incorporated by reference to Exhibit (b)(6)(i) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.



(f)(4) By-laws of The Manufacturers Life Insurance Company of New York are incorporated by reference to Exhibit (b)(6)(i) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.



(g) Form of Reinsurance Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (USA) is incorporated by reference to Exhibit A(8)(a) to pre-effective amendment No. 1 to a Registration Statement on Form S-6, file number 333-33351, filed on March 16, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account B.



(h)      Not Applicable.



(i)(1) Administrative Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York is incorporated by reference to Exhibit (b)(8)(a) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.



(i)(2)   Investment Services Agreement between The Manufacturers Life
         Insurance Company of New York and The Manufacturers Life Insurance Company is incorporated by reference to Exhibit A(8)(a) to pre-effective amendment No. 1 to a Registration Statement on Form S-6, file number 333-33351, filed on March 16, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account B.



(j) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. -Incorporated by reference to
         Exhibit 6 to pre-effective amendment no. 1 to this registration statement filed May 3, 2001 (the "Pre-Effective Amendment").



(k) Opinion and consent of Gretchen H. Swanz, Secretary of The Manufacturers Life Insurance Company of New York - Incorporated by reference to pre-effective amendment no. 1 to this registration statement filed on April, 2001.



(l)      Actuarial Opinion - To be Filed by Amendment



(m)      Calculations for Illustrations - To be Filed by Amendment



(n)      Consent of Ernst & Young LLP - To be Filed by Amendment



(o)      Not Applicable



(p)      Not Applicable



(q)      Not Applicable



Powers of Attorney

(i) Powers of Attorney are incorporated by reference to Exhibit A(7) to pre-effective amendment No. 1 to a Registration Statement on Form S-6, file number 333-33351, filed on March 17, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account B.



(ii) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.



(iii) Power of Attorney, Bradford J. Race - incorporated by reference to Exhibit 7(iii) to post-effective amendment no. #1 this registration statement file on April 29, 2002



Item 28. Directors and Officers of the Depositor



OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK



                      Name and                          Position with The Manufacturers Life Insurance
             Principal Business Address                                 Company of New York
Bruce Avedon                                                                Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff                                                             Director
3 Robin Drive
Rochester, NY  14618

James R. Boyle                                                              Director
500 Boylston Street
Boston, MA  02116

Robert Cook                                                                 Director
73 Tremont Street
Boston, MA 02108

John D. DesPrez III                                                   Director and Chairman
73 Tremont Street
Boston, MA 02108

Ruth Ann Fleming                                                            Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                                                   Director and President
73 Tremont Street
Boston, MA 02108

David W. Libbey                                                             Treasurer
500 Boylston Street
Boston, MA  02116

Neil M. Merkl, Esq.                                                         Director
35-35 161st Street
Flushing, NY 11358

James P. O'Malley                                                Director, VP-Pension Marketing
200 Bloor Street East
Toronto, Ontario
Canada M4W 1E5

                      Name and                          Position with The Manufacturers Life Insurance
             Principal Business Address                                 Company of New York
Bradford J. Race Jr                                                         Director
136 East 64th Street
New York, NY  10021

Nicole Humblias                                         Assistant Vice President and Chief Administrative
73 Tremont Street                                                          Officer
Boston, MA  02108

Kim Ciccarelli                                                            Secretary & Counsel
73 Tremont Street
Boston, MA 02108

John Ostler                                                                Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5



Item 29. persons controlled by or under common control with the depositor or the registrant



                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART
                                                                                                 % of     Jurisdiction of
Affiliate                                                                            Legal ID    Equity    Incorporation
-------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corporation                                                           2        100       Canada
  The Manufacturers Life Insurance Company                                               1        100       Canada
     Manulife Bank of Canada                                                            58        100       Canada
     Manulife Financial Services Inc.                                                  190        100       Canada
     Manulife Securities International Ltd.                                             79        100       Canada
     Enterprise Capital Management Inc.                                                            20       Ontario
     Cantay Holdings Inc.                                                               51        100       Ontario
     994744 Ontario Inc.                                                               122        100       Ontario
     DomLife Realty Limited                                                            108        100       Canada
     Innova LifeSciences Corporation                                                            16.01       Ontario
     1293319 Ontario Inc.                                                              170        100       Ontario
     Manulife International Capital Corporation Limited                                135        100       Ontario
       Golf Town Canada Inc.                                                           145      63.96       Canada
       Regional Power Inc.                                                             136         80       Ontario
                                            Addalam Power Corporation(1)                             50
                                                                                                            Philippines
       VFC Inc.                                                                                    25       Canada
       Luxell Technologies Inc.                                                                 12.57       Ontario
       MDR Switchview Global Networks Inc.                                                      10.45       Canada
     NAL Resources Management Limited                                                  120        100       Canada
     Seamark Asset Management Ltd.                                                     118      35.01       Canada
     First North American Insurance Company                                            111        100       Canada
     MLI Resources Inc.                                                                194        100       Alberta
     3426505 Canada Inc.                                                               161        100       Canada
     NAL Resources Limited                                                             117        100       Alberta
     FNA Financial Inc.                                                                115        100       Canada
       Elliot & Page Limited                                                           116        100       Ontario
     3550435 Canada Inc.                                                               107        100       Canada

                                                                                                 % of     Jurisdiction of
Affiliate                                                                            Legal ID   Equity     Incorporation
-------------------------------------------------------------------------------------------------------------------------
       MFC Insurance Company Limited                                                   106        100        Canada
     The Manufacturers Investment Corporation                                           87        100        Michigan
       Manulife Reinsurance Limited                                                     67        100        Bermuda
       The Manufacturers Life Insurance Company (U.S.A.)                                19        100        Michigan
         Manufacturers Securities Services, LLC                                         97         90(2)     Delaware
         The Manufacturers Life Insurance Company of New York                           94        100        New York
         Manulife Financial Securities, LLC                                              5        100        Delaware
         Thornhill Leasing Investments, LLC                                                        90        Delaware
         ESLS Investment Limited, LLC                                                  167         25        Ohio
         Ironside Venture Partners II LLC                                              197        100        Delaware
         Ironside Venture Partners I LLC                                               196        100        Delaware
           NewRiver Investor Communications Inc.                                                14.67        Delaware
         The Manufacturers Life Insurance Company of America                            17        100        Michigan
         ManuLife Service Corporation                                                    7        100        Colorado
         Manulife Property Management of Washington, D.C., Inc.                                   100        Wash.,
                                                                                                             D.C.
         Manulife Capital Corporation                                                  144        100        Delaware
           MF Private Capital Securities, Inc.                                         119        100        Delaware
           MCC Asset Management, Inc.                                                  186        100        Delaware
         Manufacturers Adviser Corporation                                               6        100        Colorado
         Manulife Leasing Co., LLC                                                                 80        Delaware
         Cavalier Cable Inc.                                                                      100        Delaware
         Ennal, Inc.                                                                   124        100        Ohio
         Dover Leasing Investments, LLC                                                            99        Delaware
         Flex Holding, LLC                                                                       27.7        Delaware
           Flex Leasing I, LLC                                                                  99.99        Delaware
         Flex Leasing II, LLC                                                                    19.6        Delaware
     Manulife International Investment Management Limited                               64        100        U.K.
       Manulife International Fund Management Limited                                             100        U.K.
     WT (SW) Properties Ltd.                                                            82        100        U.K.
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                              138        100        Germany
     Manulife International Holdings Limited                                           152        100        Bermuda
       Manulife Provident Funds Trust Company Limited                                  163        100        Hong Kong
       Manulife Funds Direct (Barbados) Limited                                         78        100        Barbados
         P.T. Manulife Aset Manajemen Indonesia                                                    55        Indonesia
         Manulife Funds Direct (Hong Kong) Limited                                                100        Hong Kong
       Manulife (International) Limited                                                 28        100        Bermuda
         The Manufacturers (Pacific Asia) Insurance Company Limited                     61        100        Hong Kong
                                  Manulife Consultants Limited                                    100        Hong Kong
                                  Manulife Financial Shareholdings Limited                        100        Hong Kong

         Manulife Financial Management Limited                                                    100        Hong Kong
         Manulife Financial Group Limited                                                         100        Hong Kong
         Manulife Financial Investment Limited                                                    100        Hong Kong
         Manulife-Sinochem Life Insurance Co. Ltd.                                      43         51        China
     Manulife (Vietnam) Limited                                                        188        100        Vietnam
     The Manufacturers Life Insurance Co. (Phils.), Inc.                               164        100        Philippines
       Manulife Financial Plans, Inc.                                                  187        100        Philippines

                                                                                                 % of     Jurisdiction of
Affiliate                                                                            Legal ID   Equity     Incorporation
-------------------------------------------------------------------------------------------------------------------------
     P.T. Asuransi Jiwa Manulife Indonesia                                              42         71        Indonesia
       P.T. Buanadaya Sarana Informatika                                                          100        Indonesia
                         P.T. Asuransi Jiwa Arta Mandiri Prima                                    100        Indonesia
     OUB Manulife Pte. Ltd.                                                             14         50        Singapore
     MIL Holdings (Bermuda) Limited                                                    147        100        Bermuda
       ManuLife (International) Reinsurance Limited                                     34        100        Bermuda
                                        Manufacturers Life Reinsurance Limited          49        100        Barbados
         Manulife Management Services Ltd.                                             191        100        Barbados
         Manufacturers P&C Limited                                                      36        100        Barbados
     Manulife European Holdings (Alberta) Limited                                      146        100        Alberta
       Manulife Hungary Holdings KFT                                                   149         99(3)     Hungary
     Manulife Century Investments (Alberta) Inc.                                       171        100        Alberta
       Manulife Life Insurance Company                                                 180        354        Japan
       Manulife Century Investments (Bermuda) Limited                                  172        100        Bermuda
         Manulife Century Investments (Luxembourg) S.A.                                173        100        Luxembourg
           Manulife Century Investments (Netherlands) B.V.                             174        100        Netherlands
             Daihyaku Manulife Holdings (Bermuda) Limited                              175        100        Bermuda
             Manulife Century Holdings (Netherlands) B.V.                              195        100        Netherlands
                Kyoritsu Confirm Co., Ltd.                                             179       90.9(5)     Japan
                Manulife Premium Collection Co., Ltd.                                  178         57(6)     Japan
     Manulife Holdings (Hong Kong) Limited                                              15        100        Hong Kong
     Manulife (Malaysia) SDN.BHD.                                                       74        100        Malaysia
     Manulife Financial Systems (Hong Kong) Limited                                     53        100        Hong Kong
     Chinfon-Manulife Insurance Company Limited                                         59         60        Bermuda
     MF Leasing (Canada) Inc.                                                          169        100        Ontario
     Manulife Data Services Inc.                                                        81        100        Barbados
     Manucab Ltd.                                                                       30        100        Canada



    (1)  Inactive subsidiaries are noted in italics.



    (2) 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.



    (3) 1% of Manulife Hungary Holdings KFT is owned by Manulife Century Investments (Alberta) Inc.



    (4) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.



    (5) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.



    (6) 10% of Manulife Premium Collection Co., Ltd. is owned by Manulife Life Insurance Company.



Item 30.  Indenification



article 10 of the charter of the company provides as follows:



TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.



Article VII of the By-laws of the Company provides as follows:



Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.



The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.



The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.



Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:



         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 31. Principal Underwriter



a.       Name of Investment Company                    Capacity In Which Acting



         Set forth below is information concerning other investment companies for which Manulife Financial Securities LLC, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.



         The Manufacturers Life Insurance                        Principal
         Underwriter
         Company (U.S.A.)
         Separate Account H



         The Manufacturers Life Insurance                        Principal
         Underwriter
         Company (U.S.A.)
         Separate Account I



         The Manufacturers Life Insurance                        Principal
         Underwriter
         Company (U.S.A.)
         Separate Account J



         The Manufacturers Life Insurance                        Principal
         Underwriter
         Company (U.S.A.)
         Separate Account K



         The Manufacturers Life Insurance                        Principal
         Underwriter
         Company (U.S.A.)
         Separate Account M



         The Manufacturers Life Insurance                        Principal
         Underwriter
         Company of New York Separate
         Account A



         The Manufacturers Life Insurance                        Principal
         Underwriter
         Company of New York Separate



         Account B



      b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities, LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President , Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.



*Principal business office is 73 Tremont Street, Boston, MA  02108



**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5



***Principal business office is 680 Washington Blvd, Stamford, CT  06901



Item 32.  Location of Accounts and Records



All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.



Item 33.  Management Services



None



Item 34. Fee Representation



Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940



The Manufacturers Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B, and the depositor, THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK, have duly caused this post-effective amendment to its registration statement to be signed on their behalf by the undersigned thereunto duly authorized, in the city of Boston, and Commonwealth of Massachusetts, on the 19th day of February, 2003.


                                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                     OF NEW YORK SEPARATE ACCOUNT B
                                     (Registrant)

                                    By: THE MANUFACTURERS LIFE INSURANCE
                                        COMPANY OF NEW YORK
                                        (Depositor)


                                    By: /s/ JAMES D. GALLAGHER
                                        ----------------------
                                        James D. Gallagher
                                        President


Attest


/s/ KIMBERLY C. CICCARELLI
--------------------------
KIMBERLY C. CICCARELLI
Secretary

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities indicated on this 19th day of February, 2003.


NAME                                                 TITLE


/s/ JAMES D. GALLAGHER                               Director and President
-------------------------                            (Principal Executive
James D. Gallagher                                   Officer)


*                                                    Director
___________________________
John D. DesPrez, III

*                                                    Director
___________________________
Ruth Ann Flemming

*                                                    Director
___________________________
Neil M. Merkl

*                                                    Director
___________________________
Thomas Borshoff

*                                                    Director
___________________________
James R. Boyle

*                                                    Director
___________________________
Bruce Avedon

*                                                    Director
___________________________
James O'Malley

*                                                    Director
___________________________
Robert Cook

*                                                    Director
___________________________
Bradford J. Race Jr.

/s/ DAVID W. LIBBEY                                Treasurer (Principal
---------------------------
David W. Libbey                                    Financial and Accounting
                                                   Officer)


*By:     /s/ DAVID W. LIBBEY
         ---------------------
         David W. Libbey
         Attorney-in-Fact Pursuant
         to Powers of Attorney